SIGNIFICANT ACCOUNTING POLICIES (Schedule Of Change In Allowance For Doubtful Accounts) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Valuation and Qualifying Accounts Disclosure [Line Items]
Deconsolidation of subsidiary	$ (3,184)
Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at the beginning of the year	5,223	$ 5,970	$ 6,497
Charged to expenses, net of recoveries	1,136	728	1,233
Deconsolidation of subsidiary	(134)
Write-off	(132)	(1,663)	(1,514)
Translation differences	80	188	(246)
Balance at the end of the year	$ 6,173	$ 5,223	$ 5,970